UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGMENET INVESTMENT COMPANIES

Investment Company Act file number 811-22386

Excelsior Venture Partners III, LLC

(Exact name of registrant as specified in charter)

225 High Ridge Road

Stamford, CT 06905

(Address of principal executive offices) (Zip code)

James D. Bowden

Bank of America Capital Advisors, LLC

100 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code:       1-866-637-2587

Date of fiscal year end:    October 31

Date of reporting period:    October 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders.

EXCELSIOR

VENTURE PARTNERS III, LLC

INVESTOR REPORT

For the Year Ended

October 31, 2012

EXCELSIOR VENTURE PARTNERS III, LLC

For the Year Ended October 31, 2012

Index	Page No.

FINANCIAL INFORMATION

Report of Independent Registered Public Accounting Firm	1

Schedule of Investments	2-4

Statement of Assets, Liabilities and Net Assets	5

Statement of Operations	6

Statements of Changes in Net Assets	7

Statement of Cash Flows	8

Financial Highlights	9

Notes to Financial Statements	10-18

ADDITIONAL INFORMATION (Unaudited)

Advisory Agreement Approval	19-20

Proxy Voting and Form N-Q	21

Information pertaining to the Board of Managers of the Company	22

Information pertaining to the Officers of the Company	23

Report of Independent Registered Public Accounting Firm

To the Board of Managers and Members of

Excelsior Venture Partners III, LLC:

In our opinion, the accompanying statement of assets, liabilities and net assets, including the schedule of investments, and the related statements of operations and of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Excelsior Venture Partners III, LLC (the "Fund") at October 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian and underlying portfolio funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

December 26, 2012

PricewaterhouseCoopers LLP, 125 High Street, Boston, MA 02110

T: (617) 530 5000, F:(617) 530 5001, www.pwc.com/us

1

Excelsior Venture Partners III, LLC

Schedule of Investments

October 31, 2012

Principal		Acquisition			% of Net
Amount/Shares	Private Companies (A), (B), (I), (J)	Dates (C)	Cost	Fair Value	Assets (D)
Common Stocks
Medical Technology
7,882	Recorders and Medicare Systems (P) Ltd. (E)	12/08	$382,623	$—	—%
	TOTAL COMMON STOCKS - PRIVATE COMPANIES		382,623	—	—%
Liquidating Trusts
Life Sciences
1,999,999	Archemix Liquidating Trust Preferred Series A (K)	08/02 - 11/03	1,999,999	—	—%
700,000	Archemix Liquidating Trust Preferred Series B (K)	03/04 - 12/05	367,685	—	—%
	TOTAL LIQUIDATING TRUSTS - PRIVATE COMPANIES		2,367,684	—	—%
Preferred Stocks
Enterprise Software
4,542,763	SOA Software, Inc. Series F (F)	05/08	5,681,135	—	—%
Wireless
4,433,333	Ethertronics, Inc. Series B (G)	06/01 - 05/04	6,650,000	22,300,332	43.90%
1,969,205	Ethertronics, Inc. Series C (G)	05/05 - 03/10	2,953,808	9,905,399	19.50%
758,542	Ethertronics, Inc. Series D (G)	03/09	1,137,813	3,815,579	7.51%
			10,741,621	36,021,310	70.91%
	TOTAL PREFERRED STOCKS - PRIVATE COMPANIES		16,422,756	36,021,310	70.91%

	TOTAL PRIVATE COMPANIES		19,173,063	36,021,310	70.91%

The accompanying notes are an integral part of these financial statements.

2

Excelsior Venture Partners III, LLC

Schedule of Investments

October 31, 2012 (continued)

Percent		Acquisition				% of Net
Owned (H)	Private Investment Funds (A), (B), (I), (J)	Dates (C)	Commitment	Cost	Fair Value	Assets (D)
Early-Stage Information Technology
0.98%	Sevin Rosen Fund IX, L.P.	10/04 - 08/11	$3,000,000	$2,376,609	$1,534,729	3.02%
2.36%	Tallwood II, L.P.	12/02 - 09/08	3,000,000	2,890,443	993,529	1.96%
1.70%	Valhalla Partners, L.P.	10/03 – 08/12	3,000,000	1,717,473	1,427,033	2.81%
			9,000,000	6,984,525	3,955,291	7.79%
Early-Stage Life Sciences and Technology
1.09%	Burrill Life Sciences Capital Fund, L.P.	12/02 - 02/12	3,000,000	—	479,479	0.94%
1.27%	CHL Medical Partners II, L.P.	01/02 - 05/09	2,000,000	340,950	741,818	1.46%
1.03%	CMEA Ventures VI, L.P.	12/03 - 09/12	3,000,000	2,573,661	1,469,108	2.89%
			8,000,000	2,914,611	2,690,405	5.29%
Multi-Stage Life Sciences, Communications and Health Care
0.36%	Advanced Technology Ventures VII, L.P.	08/01 - 12/08	2,700,000	1,131,298	1,310,088	2.58%
0.34%	Morgenthaler Partners VII, L.P.	07/01 - 01/10	3,000,000	877,917	773,891	1.52%
0.59%	Prospect Venture Partners II, L.P.	06/01 - 11/11	3,000,000	—	453,850	0.89%
			8,700,000	2,009,215	2,537,829	4.99%
	TOTAL PRIVATE INVESTMENT FUNDS			11,908,351	9,183,525	18.07%

	TOTAL INVESTMENTS		$25,700,000	$31,081,414	45,204,835	88.98%

	OTHER ASSETS & LIABILITIES (NET)				5,593,547	11.02%
	NET ASSETS				$50,798,382	100.00%

(A)	Non-income producing securities. Restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at October 31, 2012, aggregated $31,081,414. Total fair value of illiquid and restricted securities at October 31, 2012 was $45,204,835 or 88.98% of net assets.
(C)	Acquisition Dates cover a period from the original investment date to the last acquisition date and is a required disclosure for restricted securities only.
(D)	Calculated as fair value divided by the Company's net assets.
(E)	Tensys Medical, Inc. merged with Recorders and Medicare Systems (P) Ltd. on December 19, 2008. As of January 2, 2010, Recorders and Medicare Systems (P) Ltd. became a subsidiary of HBM Bio Ventures (Cayman) Ltd.
(F)	LogicLibrary, Inc. merged with SOA Software, Inc. on May 1, 2008.
(G)	At October 31, 2012, the Company owned 5% or more of Ethertronics, Inc. voting securities, thereby making Ethertronics, Inc. an affiliate as defined by the Investment Company Act of 1940, as amended (the "Investment Company Act"). Total fair value of affiliated securities owned at October 31, 2012 (including investments in controlled affiliates) was $36,021,310 or 70.91% of net assets.
(H)	Represents the Company's capital balance as a percentage of the Private Investment Fund's total capital or the Fund's commitment as a percentage of the Private Investment Fund's total commitments.

The accompanying notes are an integral part of these financial statements.

3

Excelsior Venture Partners III, LLC

Schedule of Investments

October 31, 2012 (continued)

(I)	The estimated cost of the Private Companies at October 31, 2012, for federal income tax purposes is $21,173,063. The resulting unrealized appreciation for federal income tax purposes is $14,848,247, which consists of unrealized appreciation and depreciation of $25,279,689 and $10,431,442 respectively. The estimated cost of the Private Investment Funds at October 31, 2012, for federal income tax purposes is $9,214,180. The resulting unrealized depreciation for federal income tax purposes is $30,655, which consists of unrealized appreciation and depreciation of $1,707,132 and $1,737,787, respectively.
(J)	All investments are based in the United States with the exception of Recorders and Medicare Systems (P) Ltd. which is located in India.
(K)	In addition to the fair value, Archemix unit holders may receive future amounts and possible milestone based earn outs. Contingent payments are subject to numerous risks and uncertainties, and therefore payments may never be earned or if earned may not be earned at the times currently estimated.

The accompanying notes are an integral part of these financial statements.

4

Excelsior Venture Partners III, LLC

Statement of Assets, Liabilities and Net Assets

October 31, 2012

ASSETS:
Unaffiliated Issuers, at fair value (Cost $20,339,793)	$9,183,525
Non-Controlled Affiliated Issuers, at fair value (Cost $10,741,621)	36,021,310
Investments, at fair value (Cost $31,081,414)	45,204,835
Cash and cash equivalents (Note 2)	5,971,032
Total Assets	51,175,867

LIABILITIES:
Professional fees payable	207,381
Management fees payable	113,762
Printing fees payable	22,577
Administration fees payable	12,871
Board of Managers' fees payable	10,500
Custody fees payable	1,574
Distribution payable to Members	197
Other payables	8,623
Total Liabilities	377,485
NET ASSETS	$50,798,382

NET ASSETS consist of:
Members' Capital Paid-in*	$146,136,782
Members' Capital Distributed	(47,304,504)
Accumulated net investment income/(loss)	(12,857,021)
Accumulated net realized gain/(loss) on investments	(49,300,296)
Accumulated unrealized appreciation/(depreciation) on investments	14,123,421
Total Net Assets	$50,798,382
Units of Membership Interest Outstanding (Unlimited number of no par value units authorized)	295,210
NET ASSET VALUE PER UNIT	$172.08

*	Members’ Capital Paid-in consists of contributions from Members net of offering costs charged to the Members.

The accompanying notes are an integral part of these financial statements.

5

Excelsior Venture Partners III, LLC

Statement of Operations

For the year ended October 31, 2012

INVESTMENT INCOME:
Interest income	$158
Total Income	158

EXPENSES:
Management fees	385,885
Professional fees	258,759
Administration fees	83,802
Board of Managers' fees	66,500
Printing fees	26,354
Insurance expense	26,256
Custody fees	18,695
Other expenses	41,876
Total Expenses	908,127

NET INVESTMENT LOSS	(907,969)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS: (Note 2)
Net realized gain on unaffiliated investments	311,893
Net change in unrealized appreciation/(depreciation) on investments	16,538,427
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	16,850,320
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$15,942,351

The accompanying notes are an integral part of these financial statements.

6

Excelsior Venture Partners III, LLC

Statement of Changes in Net Assets

	For the Years Ended October 31,
	2012	2011

OPERATIONS:
Net investment loss	$(907,969)	$(1,001,043)
Net realized gain on unaffiliated investments	311,893	19,147
Net change in unrealized appreciation/(depreciation) on investments	16,538,427	2,132,885
Net change in net assets resulting from operations	15,942,351	1,150,989

TRANSACTIONS IN UNITS OF MEMBERSHIP INTEREST:
Net decrease in net assets resulting from distributions to Members	(1,697,460)	(1,918,863)

Net change in net assets	14,244,891	(767,874)

NET ASSETS:
Beginning of period	36,553,491	37,321,365
End of period	$50,798,382	$36,553,491

The accompanying notes are an integral part of these financial statements.

7

Excelsior Venture Partners III, LLC

Statement of Cash Flows

For the year ended October 31, 2012

CASH FLOWS FROM OPERATING ACTIVITIES:
Net change in net assets resulting from operations	$15,942,351
Purchases of investments	(122,841)
Proceeds received from Private Companies and distributions received from Private Investment Funds	4,100,151
Adjustments to reconcile net change in net assets resulting from operations to net cash provided by (used in) operating activities:
Net realized gain on unaffiliated investments	(311,893)
Net change in unrealized (appreciation)/depreciation on investments	(16,538,427)
Changes in assets and liabilities related to operations
Increase/(Decrease) in professional fees payable	9,428
Increase/(Decrease) in management fees payable	19,301
Increase/(Decrease) in printing fees payable	22,577
Increase/(Decrease) in administration fees payable	(15,879)
Increase/(Decrease) in custody fees payable	(12,496)
Increase/(Decrease) in other payables	(24,923)

Net cash provided by/(used in) operating activities	3,067,349

CASH FLOWS FROM FINANCING ACTIVITIES
Distributions to Members	(1,697,510)

Net cash provided by/(used in) financing activities	(1,697,510)

Net change in cash and cash equivalents	1,369,839
Cash and cash equivalents at beginning of year	4,601,193
Cash and cash equivalents at end of year	$5,971,032

SUPPLEMENTAL INFORMATION
Non-cash distributions received from Private Investment Funds	$1,242,490

The accompanying notes are an integral part of these financial statements.

8

Excelsior Venture Partners III, LLC

Financial Highlights

	Fiscal Years Ended October 31,
	2012	2011	2010	2009	2008
Per Unit Operating Performance: (1)
NET ASSET VALUE, BEGINNING OF YEAR:	$123.82	$126.42	$113.35	$136.44	$245.05
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(3.07)	(3.39)	(3.67)	(3.68)	(3.35)
Net realized and unrealized gain/(loss) on investments	57.08	7.29	19.74	(12.41)	(33.76)
Net increase/(decrease) in net assets resulting from operations	54.01	3.90	16.07	(16.09)	(37.11)
DISTRIBUTIONS TO MEMBERS:
Net change in net assets due to distributions to Members	(5.75)	(6.50)	(3.00)	(7.00)	(71.50)
NET ASSET VALUE, END OF YEAR:	$172.08	$123.82	$126.42	$113.35	$136.44
TOTAL NET ASSET VALUE RETURN: (1), (2)	45.74%	2.93%	14.00%	(11.99%)	(15.41%)

RATIOS TO AVERAGE NET ASSETS:
Net Assets, End of Period (000's)	$50,798	$36,553	$37,321	$33,462	$40,279
Ratios to Average Net Assets: (3), (4)
Gross expenses	2.47%	2.61%	3.00%	2.97%	2.11%
Net expenses	2.47%	2.61%	3.00%	2.97%	2.11%
Net investment (loss)	(2.47%)	(2.60%)	(2.99%)	(2.94%)	(1.49%)
Portfolio Turnover Rate(5)	0.37%	1.51%	2.28%	3.97%	7.91%

(1)	Selected data for a unit of membership interest outstanding throughout each period.

(2)	Total investment return based on per unit net asset value reflects the effects of changes in net asset value based on the performance of the Company during the period and assumes that distributions, if any, were reinvested at the Company’s net asset value as of the quarter-end immediately following the distribution date. The Company’s units are not traded in any market and, therefore, the market value total investment return is not calculated. For the fiscal year ended October 31, 2008, the impact on the Company’s total net asset value return of a voluntary reimbursement by BACA (as defined in the Notes to Financial Statements) for the matter discussed in Note 3 is 0.39%. Excluding this item, total net asset value return would have been (15.80)% for the fiscal year ended October 31, 2008.

(3)	Ratios do not reflect the Company’s proportional share of net investment income (loss) and expenses, including any performance-based fees, of the Private Investment Funds.

(4)	The Private Investment Funds' expense ratios have been obtained from audited financial statements for the fiscal year ended December 31, 2011 but are unaudited information in these financial statements. The range for these ratios is given below:

Private Investment Funds' Ratios	Ratio Range
Expense Ratios excluding incentive carried interest	1.19% - 4.10%
Incentive carried interest	0.00% - 13.81%
Expenses plus incentive carried interest	2.08% - 15.00%

The Private Investment Funds' management fees range from 2.00% to 2.50% on committed capital during the initial investment period and typically decrease over time as the Private Investment Funds seek to exit investments. The Private Investment Funds' incentive fees range from 20% to 25% of profits generated by the Private Investment Funds.

(5)	Contributions paid to Private Investment Funds are included in the portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

9

Excelsior Venture Partners III, LLC

Notes to Financial Statements

For Year Ended October 31, 2012

Note 1 — Organization

Excelsior Venture Partners III, LLC (the "Company") is a non-diversified, closed-end management investment company which commenced operations on April 5, 2001. The Company was organized as a Delaware limited liability company on February 18, 2000. The Company registered its initial offering of units under the Securities Act of 1933, as amended (the "Securities Act"). The duration of the Company is ten years (subject to two 2-year extensions) from the final subscription closing which occurred on May 11, 2001, at which time the affairs of the Company will be wound up and its assets distributed pro rata to members ("Members") as soon as is practicable. On March 17, 2011 the Company’s Board of Managers (the “Board” or “Board of Managers”) authorized an extension of the duration of the Company until May 11, 2013. The Company intends to seek an additional 2-year extension of the duration of the Company until May 11, 2015.

Pursuant to a Registration Statement on Form N-2 (File 333-30986), which was originally declared effective on September 7, 2000, the Company was authorized to offer an unlimited number of units of membership interest with no par value. The Company sold 295,210 units via a public offering, which closed on May 11, 2001, for gross proceeds totaling $147,605,000. At the time, units of the Company were made available through Charles Schwab & Co., Inc., the Company’s principal distributor.

The Company incurred offering costs associated with the public offering totaling $1,468,218. Net proceeds to the Company from the public offering, after offering costs, totaled $146,136,782.

Until January 29, 2010, the Company was treated as a business development company or "BDC" under the Investment Company Act of 1940, as amended (the "Investment Company Act"). BDCs are a special type of investment company, as defined and regulated by the Investment Company Act, which focus primarily on investing in the privately issued securities of eligible portfolio companies, as defined by the Investment Company Act. A BDC must also make available significant managerial assistance to such companies.

At a special meeting held on December 10, 2009, Members of the Company approved a proposal to withdraw the Company's election to be treated as a BDC and continue its operations as a registered closed-end management investment company.  The registration of the Company under the Investment Company Act became effective on January 29, 2010.

The Company’s investment objective is to achieve long-term capital appreciation primarily by investing in domestic venture capital and other private companies ("Private Companies") and, to a lesser extent, domestic and international private funds ("Private Investment Funds"), negotiated private investments in public companies and international direct investments that Bank of America Capital Advisors LLC ("BACA" or the "Investment Adviser") believes offer significant long-term capital appreciation. Private Companies are companies in which the equity is closely held by company founders, management and/or a limited number of institutional investors. The Company does not have the right to demand that such equity securities be registered.

BACA, a Delaware limited liability company and a registered investment adviser under the Investment Advisers Act of 1940, as amended, serves as investment adviser for the Company. Its principal offices are located at 100 Federal Street, Boston, MA 02110. The Investment Adviser is an indirect wholly-owned subsidiary of, and is controlled by, Bank of America Corporation ("Bank of America"), a financial holding company which has its principal executive offices at 101 North Tryon Street, Charlotte, NC 28255. BACA is responsible for identifying, evaluating, structuring, monitoring and disposing of the Company’s investments and for performing the management and administrative services necessary for the operation of the Company. All officers of the Company are employees and/or officers of the Investment Adviser. The Investment Adviser is compensated as described in Note 3.

Prior to May 29, 2008, the Company’s investment adviser was UST Advisers, Inc. (the "former investment adviser"). On May 29, 2008, BACA assumed the responsibilities of the former investment adviser to the Company as a result of a transfer (the "Transfer") of the former investment adviser’s rights and obligations under the Advisory Agreement (as defined below) between the Company and the former investment adviser dated July 1, 2007. The Transfer was approved by the Company’s Board of Managers on March 11, 2008. This change was a product of corporate mergers resulting from the acquisition by Bank of America of U.S. Trust Corporation (“U.S. Trust Corp.”) in July 2007. The Transfer of the Advisory Agreement from the former investment adviser to BACA did not change (i) the way the Company was managed, including the level of services provided, (ii) the team of investment professionals providing services to the Company, or (iii) the management and incentive fees paid by the Company. Until July 1, 2007, United States Trust Company, National Association ("U.S. Trust"), acting through its registered investment advisory division, U.S. Trust-New York Asset Management Division, had served as the investment sub-adviser to the Company (the "Investment Sub-Adviser").

10

Excelsior Venture Partners III, LLC

Notes to Financial Statements

For Year Ended October 31, 2012

The former investment adviser, a Delaware corporation and registered investment adviser, had been an indirect wholly-owned subsidiary of, and controlled by, Bank of America, since July 1, 2007. Prior to that, the former investment adviser was an indirect subsidiary of U.S. Trust Corp., a registered financial holding company, which, in turn, was a wholly-owned subsidiary of The Charles Schwab Corporation ("Schwab"). The former investment adviser assumed the duties of the investment adviser from the previous investment adviser to the Company, U.S. Trust Company, N.A. ("UST-NA"), which was acting through its registered investment advisory division, U.S. Trust Asset Management Division, on December 16, 2005. UST-NA has served as the investment adviser to the Company pursuant to an investment advisory agreement.

On July 1, 2007, U.S. Trust Corp. and its subsidiaries, including the former investment adviser and the Investment Sub-Adviser, were acquired by Bank of America (the "Sale"). The former investment adviser continued to serve as the Investment Adviser to the Company after the Sale (until May 29, 2008, as indicated above) pursuant to a new investment advisory agreement with the Company (the "Advisory Agreement") that was approved at a special meeting of Members of the Company held on March 15, 2007 and was identical in all material respects except for the term and the date of effectiveness to the previous investment advisory agreement. The Investment Sub-Adviser ceased to serve as the investment sub-adviser to the Company after the Sale.

Note 2 — Significant Accounting Policies

A. Basis of Accounting:

The Company’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

B. Recent Accounting Pronouncements:

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Codification Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS ("ASU 2011-04"). ASU 2011-04 requires disclosure of all transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for those transfers. In addition, ASU 2011-04 expands the qualitative and quantitative fair value disclosure requirements for fair value measurements categorized in Level 3 of the fair value hierarchy and requires a description of the valuation process in place and a description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs if a change in those inputs would result in a significantly different fair value measurement. ASU 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. The adoption of the standard is reflected in these financial statements.

C. Valuation of Investments:

The Company computes its net asset value as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Investment Adviser in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Company values its interests in the Private Investment Funds and other investments.  The Board has delegated to the Investment Adviser general responsibility for determining the value of the assets held by the Company.  The value of the Company’s interests is based on information reasonably available at the time the valuation is made and the Investment Adviser believes to be reliable.  Generally, the value of each Private Investment Fund is determined to be that value reported to the Company by the Private Investment Fund as of each quarter-end, determined by the Private Investment Fund in accordance with its own valuation policies.  The Company follows the authoritative guidance under U.S. GAAP for estimating the fair value of investments in investment companies that have calculated net asset value in accordance with the specialized accounting guidance for investment companies.

11

Excelsior Venture Partners III, LLC

Notes to Financial Statements

For Year Ended October 31, 2012

While the Investment Adviser may rely on a Private Investment Fund’s valuation mechanics, the Investment Adviser must maintain an effective monitoring process and internal controls to comply with the Procedures and the Company’s stated accounting policies.  In reviewing valuations from the Private Investment Funds, the Investment Adviser takes into consideration all reasonably available information from the Private Investment Funds related to valuation.  If the Investment Adviser determines that a Private Investment Fund’s value as reported by that Private Investment Fund does not represent current value, or in the event a Private Investment Fund does not report a quarter-end value to the Company on a timely basis, then the Private Investment Fund is valued at its fair value in accordance with the Procedures.  In determining fair value of a Private Investment Fund, the Investment Adviser shall recommend a value for such Private Investment Fund for approval by the valuation committee of the Board (the “Valuation Committee”) that it reasonably believes represents the amount the Company could reasonably expect to receive from the Private Investment Fund if the Company were able to sell its interests in the Private Investment Fund at that time.  In making such a recommendation and approving a valuation, the Investment Adviser and the Valuation Committee, respectively, take into consideration all reasonably available information and other factors deemed pertinent.

The value for securities for which no public market exists is difficult to determine. Generally, such investments will be valued on a "fair value" basis and in conformity with U.S. GAAP. Accordingly, the fair value measurement is determined based on the estimated price a seller would receive in an orderly transaction at the measurement date. For venture capital companies there are a range of values that are reasonable for such investments at any particular time. Initially, Private Companies are valued based upon their original cost except that original cost valuation will be adjusted, upon approval by the Valuation Committee on the advice of the Investment Adviser, based on either a market or appraisal method of valuation. The private market method shall only be used with respect to reliable third party transactions by sophisticated, independent investors. The appraisal method shall be based upon such inputs affecting the company such as earnings, net worth, reliable private sale prices of the company’s securities, the market prices for similar securities of comparable companies, an assessment of the company’s future prospects or, if appropriate, liquidation value. The values for the investments referred to in this paragraph will be estimated regularly by the Investment Adviser or the Valuation Committee under the supervision of the Board of Managers and, in any event, not less frequently than quarterly. However, there can be no assurance that such value will represent the return that might ultimately be realized by the Company from the investments.

At October 31, 2012, market quotations were not readily available for the investments on the Company’s Schedule of Investments which are valued at $45,204,835 or 88.98% of net assets. Such securities were valued by the Investment Adviser, under the supervision of the Board of Managers. Because of the inherent uncertainty of valuation, the estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

FASB ASC 820-10 "Fair Value Measurements and Disclosure" establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

Level 1	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date;
Level 2	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
Level 3	Inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. The Company generally uses the capital balance reported by the Private Investment Funds as the primary input in its valuation; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, any restrictions or illiquidity on such interests, any potential clawbacks by the Private Investment Funds and the fair value of the Private Investment Funds' investment portfolio or other assets and liabilities.

12

Excelsior Venture Partners III, LLC

Notes to Financial Statements

For Year Ended October 31, 2012

An individual Private Company’s and Private Investment Fund’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes ‘‘observable’’ requires significant judgment by the Investment Advisor, Board and Valuation Committee. The Investment Advisor, Board and Valuation Committee considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, provided by multiple, independent sources that are actively involved in the relevant market. The categorization of the Private Company and the Private Investment Fund within the hierarchy is based upon the pricing transparency of that Private Company and that Private Investment Fund and does not necessarily correspond to the Company’s perceived risk of that Private Company and that Private Investment Fund.

All of the Company’s investments in the Private Companies and Private Investment Funds have been classified within Level 3, and the Company generally does not hold any investments that could be classified as Level 1 or Level 2, as observable prices are typically not available. The Private Investment Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Company generally holds interests in such Private Investment Funds for which there is no active market. The Company's interests in Private Companies and Private Investment Funds, in the absence of a recent and relevant secondary market transaction, are generally classified as Level 3. Assumptions used by the Investment Advisor, Board or Valuation Committee due to the lack of observable inputs may significantly impact the resulting fair value and, therefore, the Company’s results of operations.

The following table presents the investments carried on the Statement of Assets, Liabilities and Net Assets by level within the valuation hierarchy as of October 31, 2012.

	Level 1	Level 2	Level 3	Total
Investments in Private Companies
Common Stocks	$–	$–	$–	$–
Liquidating Trusts	–	–	–	–
Preferred Stocks	–	–	36,021,310	36,021,310
Investments in Private Investment Funds
Early-Stage Information Technology	–	–	3,955,291	3,955,291
Early-Stage Life Sciences and Technology	–	–	2,690,405	2,690,405
Multi-Stage Life Sciences, Communications and Health Care	–	–	2,537,829	2,537,829
Totals:	$–	$–	$45,204,835	$45,204,835

The following table includes a rollforward of the amounts for the year ended October 31, 2012 for investments classified within Level 3. The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement.

Fair Value Measurements using Level 3 inputs	Private Companies	Private Investment Funds
Balance as of November 1, 2011	$18,711,585	$13,620,240
Net change in unrealized appreciation/(depreciation) on investments	17,642,040	(1,103,613)
Contributions	-	122,841
Distributions	(332,315)	(3,767,836)
Net realized gain/(loss) on investments	-	311,893
Balance as of October 31, 2012	$36,021,310	$9,183,525

The net change in unrealized depreciation relating to Level 3 investments still held at the reporting date for Private Companies and Private Investment Funds is $17,642,040 and $(1,103,613), respectively.

The Company recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 at the end of the reporting period.

All net realized and unrealized gains (losses) in the table above are reflected in the accompanying Statement of Operations.

13

Excelsior Venture Partners III, LLC

Notes to Financial Statements

For Year Ended October 31, 2012

The valuation the Company's Level 3 investments shown in the table above may involve quantitative or qualitative inputs or assumptions that may be unobservable, excluding investments for which fair value is based on unobservable inputs that are not developed by the Investment Adviser such as the net asset value as reported to the Company by the Private Investment Funds or investments for which fair value is determined by recent, pending or expected transactions without adjustment.

The Company has investments in Private Investment Funds valued at $9,183,525. The Company generally uses the capital balance reported by the Private Investment Funds as a primary input in its valuation; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, any restrictions or illiquidity on such interest, any potential clawbacks by the Private Investment Funds and the fair value of the Private Investment Funds' investment portfolio or other assets and liabilities.

The Company has a preferred stock investment in Ethertronics, Inc. whose value is based on expected transaction proceeds. The expected proceeds have been discounted by the Company based on a probability assessment of amounts to be held in escrow.

The Company's other preferred stock investment and common stock investments are valued at $0 based on inputs determined by evaluating a variety of factors including performance of the Private Companies, macroeconomic conditions, industry and market developments, market valuations for comparable companies and developments specific to the Private Companies including their capitalization structure and realization opportunities.

The Company has liquidating trust investments valued at $0 using the income approach, as the income approach provides the most timely, reliable and accurate value of the Private Company based on the amounts that may be paid to holders of its preferred units upon reaching certain milestones. The Company assigns a remote probability of receiving such payments based on the performance history of the Private Company and other factors.

Additional information on the investments can be found in the Schedule of Investments.

The estimated remaining life of the Company’s Private Investment Funds as of October 31, 2012 is one to two years with the possibility of extensions in each of the Private Investment Funds.

Investments in Private Companies and Private Investment Funds are closed investment vehicles, which provide for no liquidity or redemption option, and are not readily marketable.

D. Cash and Cash Equivalents:

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. At October 31, 2012, the Company did not hold any cash equivalents.

E. Use of Estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

F. Security Transactions and Investment Gains and Losses:

Private and Public Companies

Security transactions are recorded on a trade date basis or in the case of private investments or securities transactions are recorded when the Company has a legal and enforceable right to demand payment. Realized gains and losses on investments sold are recorded on the basis of specific cost. Interest income, adjusted for amortization of premiums and discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

14

Excelsior Venture Partners III, LLC

Notes to Financial Statements

For Year Ended October 31, 2012

Private Investment Funds

Distributions of cash or in-kind securities from a Private Investment Fund are recorded as a return of capital to reduce the cost basis of the Private Investment Fund. In-kind securities received from a Private Investment Fund are recorded at fair value. Distributions are recorded when they are received from the Private Investment Funds as there are no redemption rights with respect to the Private Investment Funds. The Company may also recognize realized losses based upon information received from the Private Investment Fund managers for write-offs taken in the underlying portfolio. Unrealized appreciation/(depreciation) on investments, within the Statement of Operations, includes the Company's share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions and expenses of each Private Investment Fund.

G. Income Taxes:

The Company is a limited liability company that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to the individual Members and, accordingly, there is no provision for income taxes reflected in these statements.

Differences arise in the computation of Members' capital for financial reporting in accordance with U.S. GAAP and Members' capital for federal and state income tax reporting. These differences are primarily due to the fact that unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the Private Investment Funds for federal income tax purposes is based on amounts reported to the Company on Schedule K-1 from the Private Investment Funds. As of October 31, 2012, the Company has not received information to determine the tax cost of the Private Investment Funds. The estimated cost of the Private Companies at October 31, 2012 for federal income tax purposes is $21,173,063. The resulting estimated net unrealized appreciation for federal income tax purposes on the Private Companies at October 31, 2012 is $14,848,247, which consists of unrealized appreciation and depreciation of $25,279,689 and $10,431,442 respectively. Based on the amounts reported to the Company on Schedule K-1 as of December 31, 2011, and after adjustment for purchases and sales between January 1, 2012 and October 31, 2012, the estimated cost of the Private Investment Funds at October 31, 2012 for federal income tax purposes is $9,214,180. The resulting estimated net unrealized depreciation for federal income tax purposes on the Private Investment Funds at October 31, 2012 is $30,655, which consists of unrealized appreciation and depreciation of $1,707,132 and $1,737,787, respectively.

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2011, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2009 forward (with limited exceptions). FASB ASC 740-10 requires the Investment Adviser to determine whether a tax position of the Company is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Investment Adviser reviewed the Company’s tax positions for the open tax years and has concluded that no provision for taxes is required in the Company’s financial statements. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the year ended October 31, 2012, the Company did not incur any interest or penalties.

H.  Distribution Policy:

Distributions of available cash will be made by the Company at such times and in such amounts as determined by the Board in its sole discretion. Distributions are recorded on the ex-dividend date to members of record on the record date.

I. Contribution Policy:

Units are issued when contributions are paid. For the year ended October 31, 2012, no additional units were issued.

15

Excelsior Venture Partners III, LLC

Notes to Financial Statements

For Year Ended October 31, 2012

J. Restrictions on Transfers:

Limited liability company interests of the Company (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any Interests without the prior written consent of the Company, which may be granted or withheld in its sole discretion, and in compliance with applicable securities and tax laws.

K. Fees of the Private Investment Funds:

Each Private Investment Fund will charge its investors (including the Company) expenses, including asset-based management fees and performance-based fees referred to as an allocation of profits. In addition to Company level expenses shown on the Company’s Statement of Operations, Members of the Company will indirectly bear the fees and expenses charged by the Private Investment Funds. These fees are reflected in the valuations of the Private Investment Funds and are not reflected in the ratios to average net assets in the Financial Highlights. However, the Company has disclosed in the Financial Highlights a range of the expense ratios and fees charged by the Private Investment Funds.

L. Expenses:

The Company records expenses on an accrual basis. Such accruals require management to make estimates and assumptions that affect the reported amounts, which is consistent with U.S. GAAP.

Note 3 — Investment Advisory Fee, Administration Fee and Related Party Transactions

Under the Company's registration statement for the services provided, the Investment Adviser was entitled to receive a management fee at an annual rate equal to 2.00% of the Company’s end of the quarter net assets through the fifth anniversary of the first closing date of April 5, 2001, and 1.00% of net assets thereafter. Effective November 1, 2010, the Company’s management fees will be calculated based on average quarterly net assets. This change is being made in accordance with the Company’s Advisory Agreement. In prior years, management fees were calculated based on end of quarter net asset value.

As of October 31, 2012, $113,762 was payable to BACA for management fees.

On July 31, 2008, the Company received $268,999 from BACA as a reimbursement for fees associated with the sale of Genoptix, Inc. The Company, through its own internal controls, identified a potential violation of the Investment Company Act involving the sale of Genoptix, Inc. through an affiliate of the former investment adviser. BACA and its affiliate believe that the sale of Genoptix, Inc. in the initial public offering and secondary offering was at arms-length. However, to ensure the Company and its investors are made whole and in its fiduciary capacity as the Investment Adviser, BACA decided to reimburse the Company for the fees paid to its affiliate.

Until December 31, 2009 in addition to the management fee, the Investment Adviser was entitled to allocations and distributions equal to the incentive carried interest. The incentive carried interest was an amount equal to 20% of the excess, if any, of the Company’s cumulative realized capital gains on Private Companies, over the sum of (i) cumulative realized capital losses on investments of any type (ii) cumulative gross unrealized capital depreciation on investments of any type and (iii) cumulative net expenses. As of December 31, 2009, the incentive carried interest was eliminated and could no longer be allocated to the Investment Adviser.

Pursuant to an Administration, Accounting and Investor Services Agreement, the Company retained BNY Mellon Investment Servicing (U.S.) Inc. as administrator, accounting and investor services agent. In consideration for its services, the Company (i) paid BNY Mellon Investment Servicing (U.S.) Inc. a variable fee between 0.07% and 0.105%, based on average quarterly net assets, payable monthly, subject to a minimum quarterly fee of approximately $28,750, (ii) paid annual fees of $38,771 for taxation services and (iii) reimbursed BNY Mellon Investment Servicing (U.S.) Inc. for out-of-pocket expenses through March 31, 2012.

Effective February 1, 2012, the Fund retained J.D. Clark & Company ("JD Clark"), a wholly-owned division of UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation, to provide administrator, accounting, tax preparation, and investor services to the Company. Pursuant to an Administration and Accounting Services Agreement, in consideration for its services, the Company will pay JD Clark a quarterly fee of 0.0325% (0.13% on an annualized basis) of the net assets as of the start of business on the first business day of each calendar quarter. In addition, BNY Mellon Investment Servicing Trust Company serves as the Company's custodian.

16

Excelsior Venture Partners III, LLC

Notes to Financial Statements

For Year Ended October 31, 2012

Each member of the Board of Managers receives $10,000 as an annual retainer and the Chairman of the Board receives an additional $1,000 annual retainer. Also, each member of the Board receives $2,000 per quarterly meeting attended. In addition, each Board member receives $500 per quarterly telephonic meeting and $500 for any other telephonic special meeting. For each audit committee meeting attended, Board members receive $1,500, while the Chairman of the Audit Committee receives an additional $1,000 retainer. Each member of the Board is reimbursed for expenses incurred for attending meetings. No person who is an officer, manager or employee of Bank of America, or its subsidiaries, who serves as an officer, manager or employee of the Company, receives any compensation from the Company.

Affiliates of the Investment Adviser may have banking, underwriting, lending, brokerage, or other business relationships with the Private Investment Funds or the Private Companies in which the Company invests and with companies in which the Private Investment Funds invest.

Note 4 — Purchases and Sales of Securities

Excluding short-term investments, the Company's purchases and proceeds received from the sale of investments and distributions received from Private Investment Funds and Private Companies for the year ended October 31, 2012 were as follows:

Purchases	Proceeds
$122,841	$4,100,151

Note 5 — Capital Commitments of Company Members to the Company

As of October 31, 2012, each Member has contributed 100% of its share of the total $147,605,000 in capital commitments to the Company.

Note 6 — Capital Commitments

As of October 31, 2012, the Company had unfunded investment commitments to the Private Investment Funds totaling $771,450 as listed.

Private Investment Funds:	Unfunded Commitments
Advanced Technology Ventures VII, L.P.	$121,500
Burrill Life Sciences Capital Fund, L.P.	21,859
CHL Medical Partners II, L.P.	-
CMEA Ventures VI, L.P.	294,000
Morgenthaler Partners VII, L.P.	-
Prospect Venture Partners II, L.P.	255,000
Sevin Rosen Fund IX, L.P.	-
Tallwood II, L.P.	-
Valhalla Partners, L.P.	79,091
Total	$771,450

17

Excelsior Venture Partners III, LLC

Notes to Financial Statements

For Year Ended October 31, 2012

Note 7 — Transactions with Affiliated Companies

An affiliated company is a company in which the Company has ownership of more than 5% of the voting securities. The Company did not receive dividends from affiliated companies during the year ended October 31, 2012. Transactions with companies, which are or were affiliates, were as follows:

			For the year ended October 31, 2012
Non-Controlled Affiliates	Shares/ Principal Amount Held at October 31, 2011	October 31, 2011 Fair Value	Purchases/ Conversion Acquisition	Sales Proceeds/ Conversion	Realized Gain/ (Loss)	Shares/ Principal Amount Held at October 31, 2012	October 31,2012 Fair Value
Ethertronics, Inc., Series B	4,433,333	$11,439,247	$-	$-	$-	4,433,333	$22,300,332
Ethertronics, Inc., Series C	1,969,205	5,081,104	-	-	-	1,969,205	9,905,399
Ethertronics, Inc., Series D	758,542	1,957,251	-	-	-	758,542	3,815,579
Total		$18,477,602	$-	$-	$-		$36,021,310

Note 8 — Indemnifications

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company’s maximum exposure under these agreements is dependent on future claims that may be made against the Company, and therefore cannot be established; however, based on the Investment Adviser's experience, the risk of loss from such claims is considered remote.

Many of the Private Investment Funds' partnership agreements contain provisions that allow them to recycle or recall distributions made to the Company. Accordingly, the unfunded commitments disclosed under Note 6 reflect both amounts undrawn to satisfy commitments and distributions that are recallable, as applicable.

Note 9 — Concentrations of Market, Credit and Industry Risk

The Company invests in Private Investment Funds and Private Companies. This portfolio strategy presents a high degree of business and financial risk due to the nature of the Private Companies and the underlying companies in which Private Investment Funds invest, which may include entities with little operating history, minimal capitalization, or operations in new or developing industries.

The Company may invest in certain financial instruments which may contain varying degrees of off balance sheet credit, interest and market risks. However, due to the nature of the Company’s investments in the Private Investment Funds and Private Companies, such risks are limited to the Company’s investment in each Private Investment Fund and Private Company, which is the current value as included in the Schedule of Investments.

Note 10 — Liquidity Risk

The Company focuses its investments in the securities of privately-held venture capital companies, and to a lesser extent in venture capital, buyout and other private equity funds managed by third parties.

The Company believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

Note 11 — Subsequent Events

The Company has evaluated all events subsequent to the balance sheet date of October 31, 2012, through the date these financial statements were available to be issued and has determined that there were no subsequent events that require disclosure.

18

Supplemental Information

Advisory Agreement Approval (Unaudited)

The Advisory Agreement between the Company and the Investment Adviser provides that it may be continued in effect year-to-year subject to approval by: (i) the Board or (ii) vote of a majority of the outstanding voting securities, as defined by the Investment Company Act, of the Company; provided that, in either event, the continuance must also be approved by the Managers who are not “interested persons,” as defined by the Investment Company Act, of the Company (the “Independent Managers”), by vote cast in person at a meeting called for the purpose of voting on such approval.  The continuance of the Advisory Agreement for an additional annual period was approved by the Board, and by the Independent Managers, at a meeting held in person on June 28, 2012.  The Independent Managers were assisted in their review of this matter by independent legal counsel and met in an executive session with such counsel separate from representatives of the Investment Adviser.

In determining whether to approve the continuance of the Advisory Agreement, the Board considered all information it deemed reasonably necessary to evaluate the terms of the Advisory Agreement.  The Board reviewed materials furnished by the Investment Adviser, including information regarding the Investment Adviser, its affiliates, personnel, operations and financial condition.  Independent legal counsel reviewed with the Board its duties and responsibilities under state and common law and under the Investment Company Act, with respect to the approval of the Advisory Agreement.

Independent legal counsel reviewed with the Board the Securities and Exchange Commission regulation requiring disclosure in shareholder reports of certain material factors and conclusions of the Company’s Board in approving and renewing advisory contracts. Independent legal counsel discussed with the Board the responsibilities of the Board in connection with the annual review of the Advisory Agreement and described the standards and factors applicable to the approval and annual renewal of advisory contracts. Independent legal counsel also reviewed in detail the U.S. Supreme Court decision in Jones et al. v. Harris Associates, L.P. The Board and independent legal counsel also examined the factors that should be considered by the Board in connection with their review of the Advisory Agreement, including: (i) the nature, extent and quality of services provided by the Adviser; (ii) the investment performance of the Company and the Adviser; (iii) the costs of services to be provided and the profits to be realized by the Adviser from its relationship with the Company; (iv) the extent to which economies of scale would be realized as the Company grows; and (v) whether fee levels reflect these economies of scale for the benefit of investors. Independent legal counsel noted that the Board could attribute different weights to different factors as they may consider appropriate. It was added that, consistent with the Supreme Court's position in Jones et al. v. Harris Associates, L.P., the Board should be cautious of inapt comparisons between the fee structure of the Company to those of other funds advised by the Adviser or its affiliates, as well as between the fee structure of the Company and fees charged by funds not managed by the Adviser or its affiliates with similar investment programs. As to the former, it was explained that the Supreme Court stated that the Investment Company Act does not necessarily ensure fee parity between clients and that there may be legitimate differences in fees as a result of differences in the types of services provided. With respect to the latter, the Supreme Court maintained that such comparisons are problematic because fees charged by other advisers may not be the product of arm's length negotiations. Nevertheless, independent legal counsel observed that such comparisons, when considered with the totality of information provided, may add helpful context to the Board’s assessment of the reasonableness of the fees.

Independent legal counsel explained that one of the key responsibilities assigned to the Board is the obligation to exercise a "duty of care" in selecting and supervising the Adviser. In particular, the Independent Managers have special duties in order to mitigate any conflicts of interest that may arise in connection with the management of the Company, including the duty to review and approve the investment advisory arrangements. It was noted that the Board must exercise reasonable business judgment and must act solely in the best interests of the Company and these responsibilities are particularly important when reviewing compensation or fees paid by the Company to the Adviser and its affiliates, including management fees.

The Board discussed and reviewed the nature, extent and quality of services that the Adviser provides to the Company, in light of the state of the Company’s development. It also discussed the structure and capabilities of the Adviser, including technology and operational support, which support the services provided to the Company. The Board agreed that the Company benefits from these services, and assessed the nature, scope and quality of services provided to the Company by the Adviser as indicated by the materials and information provided to the Board. In doing so, the Board considered the Adviser's extensive administrative and compliance infrastructure. Representatives of the Adviser confirmed to the Board that the Adviser has adequate resources to deliver all required services to the Company.

The Board also reviewed and discussed the experience and qualifications of key personnel of the Adviser and reviewed biographical information regarding such personnel. The Board also reviewed the financial information and other information provided to it regarding the Adviser and Bank of America. After these discussions, the Board noted their overall satisfaction with the nature, quality and extent of services provided by the Adviser under the circumstances and concluded that the Company was receiving all services required from the Adviser under the Advisory Agreement, and that the quality of these services was satisfactory.

19

The Board considered the performance of the Company in connection with the material provided to it. The Board reviewed the performance of the Company relative to that of comparable registered funds and concluded that the performance of the Company was consistent with the funds of its type.

The Board then reviewed information provided to it comparing the fees and expenses of the Company to those of other similar registered funds. A discussion ensued regarding the fees charged and services provided under the Advisory Agreement. The Boards determined that the fees and expense ratios of the Company are within the range of the fees and expense ratios of similar funds.

The Board reviewed the costs of providing services and the profits realized by the Adviser and its affiliates, resulting from their relationship with the Company for the past fiscal year. The Board reviewed and discussed the dollar amounts of expenses allocated to the Company and profits realized by the Adviser. It was noted by representatives of the Adviser that the Adviser had not received any significant indirect benefits from its relationship with the Company. The Board determined that the profitability relating to the Company was not disproportionately large so that it bore no reasonable relationship to the services rendered and also determined that, given the overall performance of the Company and the Adviser's service levels, the current profitability of the Adviser resulting from its relationships with the Company was not excessive.

The Board also reviewed economies of scale with respect to the Company. The Board considered the fact that economies of scale are realized when a Company's assets increase significantly. The Board determined that since the Company is a closed-end Company at the end of its investment period, economies of scale was not a significant factor for the Company.

The Board also continued its review in an executive session. Based on the information provided to the Board, and the considerations and conclusions described above, the Board, including each of the Independent Managers, determined that it is in the best interest of the Company and its members for the Investment Advisor to continue to serve as the investment advisor and to approve the continuance of the Advisory Agreement for an additional annual period and that the fees paid to the Investment Advisor are fair and reasonable with respect to the services provided.

20

Proxy Voting and Form N-Q (Unaudited)

A description of the Company’s policies and procedures used to determine how to vote proxies relating to the Company’s portfolio securities, as well as information regarding proxy votes cast by the Company (if any) during the most recent 12 month period ended October 31, is available without charge, upon request, by calling the Company collect at 866-637-2587 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Company did not receive any proxy solicitations during the year ended October 31, 2012.

The Company files a complete schedule of portfolio holdings with the SEC within 60 days after the end of the first and third fiscal quarters of each year on Form N-Q. The Company’s Forms N-Q (i) are available at http://www.sec.gov, and (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the operation of the public Reference Room may be obtained by calling 1-800-SEC-0330), and (iii) may be obtained at no charge by calling the Company collect at 866-637-2587.

21

Excelsior Venture Partners III, LLC

Company Management (Unaudited)

Information pertaining to the Board of Managers of the Company is set forth below.

Number of
Portfolios in
	Position(s)	Term of Office		Fund Complex
	Held with the	and Length of	Principal Occupation During Past Five Years and Other	Overseen by
Name, Address and Age	Company	Time Served	Directorships Held	Manager
Disinterested Managers

John C. Hover II	Manager	Term Indefinite;	Former Executive Vice President of U.S. Trust Company (retired since	9
c/o Excelsior Venture Partners III,		Length- since	2000). Mr. Hover serves as a manager of Excelsior Multi-Strategy Hedge
LLC		Company Inception	Fund of Funds Master Fund, LLC, Excelsior Multi-Strategy Hedge Fund
225 High Ridge Road			of Funds (TE), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TI
Stamford, CT 06905			2), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC,
(Born 1943)			Excelsior Private Markets Fund II (Master), LLC, Excelsior Private
Markets Fund II (TI), LLC and Excelsior Private Markets Fund II (TE),
LLC, and a director of Tweedy, Browne Fund, Inc.

Victor F. Imbimbo, Jr.	Manager	Term Indefinite;	President and CEO of Caring Today, LLC, the publisher of Caring Today	9
c/o Excelsior Venture Partners III,		Length- since	Magazine, the leading information resource within the family caregivers
LLC		Company Inception	market; Former Executive Vice President of TBWA\New York and
225 High Ridge Road			Former President for North America with TBWA\WorldHealth, a
Stamford, CT 06905			division of TBWA Worldwide, where he directed consumer marketing
(Born 1952)			program development for healthcare companies primarily within the pharmaceutical industry. Mr. Imbimbo serves as a manager of Excelsior
Multi-Strategy Hedge Fund of Funds Master Fund, LLC, Excelsior
Multi-Strategy Hedge Fund of Funds (TE), LLC, Excelsior Multi-
Strategy Hedge Fund of Funds (TI 2), LLC, Excelsior Multi-Strategy
Hedge Fund of Funds (TE 2), LLC, Excelsior Private Markets Fund II
(Master), LLC, Excelsior Private Markets Fund II (TI), LLC and
Excelsior Private Markets Fund II (TE), LLC, and a director of Vertical
Branding, Inc.

Stephen V. Murphy	Manager	Term Indefinite;	President of S.V. Murphy & Co, Inc., an investment banking firm. Mr.	9
c/o Excelsior Venture Partners III,		Length- since	Murphy serves as a manager of Excelsior Multi-Strategy Hedge Fund of
LLC		Company Inception	Funds Master Fund, LLC, Excelsior Multi-Strategy Hedge Fund of
225 High Ridge Road			Funds (TE), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TI
Stamford, CT 06905			2), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC,
(Born 1945)			Excelsior Private Markets Fund II (Master), LLC, Excelsior Private
Markets Fund II (TI), LLC and Excelsior Private Markets Fund II (TE),
LLC, and as director of The First of Long Island Corporation, The First
National Bank of Long Island and is a former director of Bowne & Co.,
Inc. (1/06 to 11/10).

* The “Company Complex” consists of Excelsior Venture Partners III, LLC, Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC, Excelsior Directional Hedge Fund of Funds (TI), LLC, Excelsior Directional Hedge Fund of Funds (TE), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC, Excelsior Private Markets Fund II (Master), LLC, Excelsior Private Markets Fund II (TI), LLC and Excelsior Private Markets Fund II (TE), LLC.

22

Excelsior Venture Partners III, LLC Company

Management (Unaudited)

Information pertaining to the Officers of the Company is set forth below.

Term of
	Position(s)	Office and
	Held with	Length of
Name, Address and Age	the Company	Time Served	Principal Occupation During Past Five Years

James D. Bowden	Chief Executive Officer	Since July 2008	Managing Director and Senior Vice President, Bank of America Capital
Bank of America Capital	and President		Advisors LLC (since 1998).
Advisors, LLC
100 Federal Street
Boston, MA 02110
(Born 1953)

Steven L. Suss	Chief Financial Officer	Since April 2007	Managing Director, Alternative Investments, Bank of America (7/07 to
Bank of America Capital	and Treasurer		present); Director (4/07 to 5/08), Senior Vice President (7/07 to 5/08),
Advisors, LLC			and President (4/07 to 6/07) of UST Advisers, Inc.; Senior Vice
225 High Ridge Road			President of U.S. Trust’s Alternative Investment Division (4/07 to 6/07);
Stamford, CT 06905			Chief Financial Officer and Chief Compliance Officer, Heirloom
(Born 1960)			Capital Management, L.P. (5/02 to 9/06).

Mathew J. Ahern	Senior Vice President	Since June 2008	Senior Vice President and Director, Alternative Investments, Bank of
Bank of America Capital Advisors, LLC			America (12/02 to present).
100 Federal Street
Boston, MA 02110
(Born 1967)

Marina Belaya	Secretary	Since April 2007	Assistant General Counsel, Bank of America (7/07 to present); Vice
Bank of America Capital			President and Senior Attorney of U.S. Trust Company(2/06 to 6/07);
Advisors, LLC			Vice President, Corporate Counsel, Prudential Financial (4/05 to 01/06);
114 W. 47th Street			Associate, Schulte Roth & Zabel LLP (09/02 to 03/05).
New York, NY 10036
(Born 1967)

Fred Wofford	Chief Compliance	Term Indefinite	Compliance Risk Executive, GWIM Alternative Investments, Bank of
Bank of America Capital	Officer	Length – since	America (6/08 to present); Compliance Risk Executive, Columbia
Advisors, LLC		April 2011	Management Advisors and the Columbia Funds, Bank of America (6/05
100 Federal Street			to 6/08); Head of Operations, Liberty Asset Management, Inc. (now,
Boston, MA 02110			Banc of America Investment Advisors, Inc.) and the Liberty All-Star
(Born 1955)			Funds, Bank of America/Fleet (3/03 to 5/05).

All officers of the Company are employees and/or officers of the Investment Adviser.

Officers of the Company are elected by the Managers and hold office until they resign, are removed or are otherwise disqualified to serve.

Alternative investments are sold to qualified investors only by a Confidential Offering Memorandum. An investment in an alternative investment fund is speculative and should not constitute a complete investment program. The information presented in the annual letter is current as of the date noted, is for information purposes only and does not constitute an offer to sell or a solicitation of an offer to buy interests in any fund. This is not, and under no circumstances is to be construed as, an offer to sell or a solicitation to buy any of the securities or investments referenced, nor does this information constitute investment advice or recommendations with respect to any of the securities or investments used. Past performance is no guarantee of future results. Additional information is available upon request.

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities, and information regarding proxy votes cast by the Company (if any), is available without charge, upon request, by calling the Company at 866-637-2587 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Beginning with the Company’s fiscal quarter ended July 31, 2004, the Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the SEC’s web site at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 866-637-2587.

23

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s Chief Executive Officer and Chief Financial Officer.  The Registrant has not made any amendments or granted any waivers to its code of ethics during the covered period.  A copy of the Registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Board of Managers of the Registrant has determined that Stephen V. Murphy, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Murphy as the Audit Committee's financial expert. Mr. Murphy is an "independent" Manager pursuant to paragraph (a)(2) of Item 3 on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements for the fiscal year ended October 31, 2012 was $80,000.

The aggregate fees billed for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements for the fiscal year ended October 31, 2011 was $80,000.

(b) Audit-Related Fees

There were no audit-related services provided by the principal accountant to the Registrant for the last two fiscal years.

(c) Tax Fees

The principal accountant for the audit of the Registrant's annual financial statements billed $33,946 for review of the Registrant’s tax return for the fiscal year ended October 31, 2012.

The principal accountant for the audit of the Registrant's annual financial statements billed $49,100 for review of the Registrant’s tax return for the fiscal year ended October 31, 2011.

(d) All Other Fees

The principal accountant billed no other fees to the Registrant during the last two fiscal years.

(e) (1) The Registrant's audit committee will pre-approve (i) all audit and non-audit services that the Registrant’s independent auditors provide to the Registrant, and (ii) all non-audit services that the Registrant’s independent auditors provide to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(e) (2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) Not applicable.

(c) Not applicable.

(d) Not applicable.

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g) The amount of non-audit fees that were billed by the Registrant's accountant for services rendered to: (i) the Registrant, and (ii) the Registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended October 31, 2012, were $33,946 and $0, respectively.

The amount of non-audit fees that were billed by the Registrant's accountant for services rendered to: (i) the Registrant, and (ii) the Registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended October 31, 2011, were $49,100 and $0, respectively.

(h) The Registrant's audit committee of the board of directors has considered whether the provision of non-audit services that may be rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Proxy Voting Policies and Procedures are attached herewith:

ALTERNATIVE INVESTMENTS

Bank of America Capital Advisors, LLC

(“BACA” or the “Adviser”)

Applicability: Section 1.7 – Proxy Voting Policy

Area of Focus: Portfolio Management

Date Last Reviewed: December 2012

Applicable Regulations

•	Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”)
•	SEC Form N-PX
•	Department of Labor Interpretive Bulletin 08-2
•	Rule 30b1-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)
•	Institutional Shareholder Services, Inc. (SEC No Action Letter dated September 15, 2004)

Explanation/Summary of Regulatory Requirements

An SEC-registered investment adviser that exercises voting authority over clients’ proxies must adopt written policies and procedures that are reasonably designed to ensure that proxies are voted in the best economic interests of clients. An adviser’s policies and procedures must address how the adviser resolves material conflicts of interest between its interests and those of its clients. An investment adviser must comply with certain record keeping and disclosure requirements with respect to its proxy voting responsibilities. In addition, an investment adviser to Employee Retirement Income Security Act (“ERISA”) accounts has an affirmative obligation to vote proxies for an ERISA account, unless the client expressly retains proxy voting authority.

Policy

In cases where the Adviser has been delegated voting authority over Clients’1 securities, such voting will be in the best economic interests of the Clients.

1  As used in this policy, “Clients” include private investment funds (“Private Funds”) exempt from the definition of an investment company pursuant to Section 3(c)(1) or 3(c)(7) of the Investment Company Act of 1940, as amended (the “1940 Act”), closed-end investment companies (“RICs”) registered under the 1940 Act, business development companies electing to be subject to certain portions of the 1940 Act, Private Funds that are “plan assets” under the Employee Retirement Income Security Act of 1974, as amended (“Plan Asset Funds”) and other institutional and high net worth investors (“Managed Accounts”). For the purposes of this policy, Clients do not include Private Funds or RICs that are sub-advised by third parties if the sub-adviser has been delegated the authority to vote proxies.

This policy will be reviewed no less frequently than annually.

This policy is the property of Bank of America and must not be provided to any external party without express prior consent from AI Legal or Compliance.

BACA Policy Manual, Section 1.7

Procedures for Achieving Compliance

The Adviser generally invests on behalf of its Clients in limited partnership interests, limited liability company interests, shares or other equity interests issued by private funds (“Underlying Funds”). The voting rights of investors in Underlying Funds generally are rights of contract set forth in the limited liability company agreement, the limited partnership agreement and other governing documents of the Underlying Funds.

The Adviser may also invest on behalf of its Clients in high quality, short-term instruments for cash management purposes and may be authorized to acquire securities of private companies. Securities held by a Client that are not Underlying Fund interests are referred to as “Direct Investments”.

On rare occasions, a Client may hold securities distributed to it by an Underlying Fund as an “in kind” distribution. Generally, in such circumstances the Adviser will liquidate these Direct Investments on the day received, but may continue to hold a security longer when deemed in the best interest of the Client. The Adviser may vote a proxy in the event a proxy vote be solicited for shareholders of record during the limited time that the Client held the security prior to the security’s liquidation.

For hedge fund Clients, it is the Alternative Investment group’s2 (“AI”) policy to waive its Clients’ voting rights related to their investments in Underlying Funds by the Adviser sending a written notification of waiver to each Underlying Fund at the time of investment, or at a reasonable time thereafter. Under no circumstances shall this notification be sent after any Client, in conjunction with other Clients or affiliates of AI, holds 5% of the outstanding interests in an Underlying Fund.

For private equity Clients, except with respect to Adverse Measures (as defined below), in determining how AI should vote a security, AI Portfolio Management shall:

•	recommend against adoption of a measure if AI Portfolio Management determines in its discretion that such measure, if adopted:

•	would result in the affected Client holding a security in violation of such Client’s investment objective(s), policies or restrictions; or

•	has a reasonable probability of materially diminishing the economic value and/or utility of the related security in the hands of such Client over the anticipated holding period of such security; and

•	recommend adoption of a measure if AI Portfolio Management in its discretion determines that such measure, if adopted:

2  The Alternative Investments group (“AI”) includes the Adviser and various operating groups that support the Adviser and products within the Global Wealth and Investment Management division of Bank of America Corporation.

This policy will be reviewed no less frequently than annually.

This policy is the property of Bank of America and must not be provided to any external party without express prior consent from AI Legal or Compliance.

BACA Policy Manual, Section 1.7

•	would not result in the affected Client holding a related security in violation of such Client’s investment objective(s), policies or restrictions; and

•	has a reasonable probability of enhancing the economic value and/or utility of the related security in the hands of such AI Client over the anticipated holding period of such security.

As described above, most votes cast by the Adviser on behalf of Clients will relate to the voting of limited partnership interests, limited liability company interests, shares or similar equity interests in Underlying Funds in which Clients invest. Such votes are typically by written consent and no investor meeting is generally called. Although determining whether or not to give consent may not be considered to be “proxy voting”, such action is governed by this Proxy Voting Policy. It is also anticipated that frequently an Underlying Fund will request the Client either to vote in favor of measures that reduce the rights, powers and authority, and/or increase the duties and obligations, associated with the security in question (“Adverse Measures”) or to redeem its interests in the Underlying Fund.

It is expected that AI Portfolio Management will ordinarily recommend voting a security in favor of an Adverse Measure only if:

•	AI Portfolio Management believes that voting for the Adverse Measure is the only way to continue to hold such security, and that their is a reasonable probability that the benefits that would be conferred on the affected Client by continuing to hold such security would outweigh the adverse affect(s) of such Adverse Measure (e.g., increased fees, reduced liquidity); and

•	Adoption of such Adverse Measure would not result in the Client holding the related security in violation of its investment objective(s), policies or restrictions.

Conflicts of Interest:

AI Portfolio Management is under an obligation to (a) be alert to potential conflicts of interest on the part of AI, be mindful of other potential conflicts of interest as they pertain to affiliates of the Adviser or in his or her own personal capacity, with respect to a decision as to how a proxy should be voted, and (b) bring any such potential conflict of interest to the attention of AI Legal who, together with AI Portfolio Management, will determine if a potential conflict exists and in such cases contact the AI Conflicts Officer for resolution. The Adviser will not implement any decision to vote a proxy in a particular manner until the Conflicts Officer has:

•	determined whether AI (or AI personnel) are subject to a conflict of interest in voting such proxy; and, if a conflict exists,

This policy will be reviewed no less frequently than annually.

This policy is the property of Bank of America and must not be provided to any external party without express prior consent from AI Legal or Compliance.

BACA Policy Manual, Section 1.7

•	assessed whether such conflict is material or not; and, if material,

•	addressed the material conflict in a manner designed to serve the best interests of the affected AI Client.

Notice to Clients:

AI will deliver a copy of the Adviser’s Form ADV Part 2A to current and prospective Clients. The referenced document contains a summary of AI’s proxy voting policies and procedures.

Responses to Client Requests:

AI will, upon the reasonable request of a current or prospective Client, provide such current or prospective Client with a copy of the then current version of this Policy.

AI will, upon the reasonable request of a current Client, provide notification of how AI voted proxies on behalf of such Client during the prior one year period.

AI will track proxy policy and proxy voting record requests it receives from current and prospective Clients.

Supervision

The heads of the AI Portfolio Management teams are responsible for supervising the implementation of this policy. In addition, the appropriate AI Investment Committee(s) is responsible for overseeing the implementation of this policy.

Escalation

AI associates must promptly report all unapproved exceptions to this policy to their supervisor, who will report the unapproved exception to the appropriate AI Investment Committee(s) and the AI Compliance Executive, who together will determine the remedial action to be taken, if any. The Compliance Executive will report all exceptions to the Chief Compliance Officer.

The Chief Compliance Officer will report any exception that is not resolved to his or her satisfaction, that cannot be resolved, or that otherwise suggests a material internal compliance controls issue, to AI Senior Management and the boards of directors for RICs, if applicable.

The Adviser may deviate from this policy only with written approval, upon review of the relevant facts and circumstances, from the Chief Compliance Officer.

This policy will be reviewed no less frequently than annually.

This policy is the property of Bank of America and must not be provided to any external party without express prior consent from AI Legal or Compliance.

BACA Policy Manual, Section 1.7

Monitoring/Oversight

AI Compliance is responsible for monitoring compliance with this policy on an ongoing basis. As needed, but not less than annually, AI Compliance will request from Portfolio Management a list of all proxies voted during a given period. AI Compliance will examine the way AI has voted and compare to the AI Proxy Policy to ensure that AI has been consistent with this policy. Evidence of the review will be kept via a Compliance Monitoring Checklist.

Recordkeeping

Records should be retained for a period of not less than six years.  Records should be retained in an appropriate office of AI for the first three years. Examples of the types of documents to be maintained as evidence of AI’s compliance with this policy may include:

•	Portfolio Management Memorandum Describing Proxy Vote Request

•	AI Investment Committee meeting minutes

•	Proxy Voting Record

•	Records Required for Form N-PX (RICs Only)

•	Other documents as prescribed in Rule 204(2)(c)-17

This policy will be reviewed no less frequently than annually.

This policy is the property of Bank of America and must not be provided to any external party without express prior consent from AI Legal or Compliance.

BACA Policy Manual, Section 1.7

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Member - As of October 31, 2012:

Mr. Matthew J. Ahern is the portfolio manager (the “Portfolio Manager”) primarily responsible for the day-to-day management of the registrant’s portfolio, subject to such policies as may be adopted by the Board of Managers.

Mr. Ahern joined the Investment Adviser in 2004 via Fleet Bank’s Private Equity Portfolio (“PEP”) Funds group, which he joined in 2002. His responsibilities include evaluating potential private equity fund investments, documenting and closing new investments, and actively managing numerous Investment Adviser relationships for the benefit of third party investors. Mr. Ahern also has a leading role in assessing the performance, and providing key analysis regarding the Investment Adviser’s current and prospective underlying funds and direct investments. Prior to joining Fleet Bank, Mr. Ahern was a Director of Capitalyst Ventures, a seed stage venture capital fund with offices in Boston and Washington D.C., where he led the firm’s investment strategy efforts and was a member of the investment committee. Prior to launching that firm, he spent a year as a Financial Analyst in an M.B.A. private equity training program at HarbourVest Partners, an international private equity fund of funds group. Mr. Ahern holds a B.A. from Boston University and an M.B.A. in Entrepreneurship and Finance from Babson College, summa cum laude.

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member - As of October 31, 2012:

Matthew J. Ahern

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
3	$213,075,146	25	$2,313,625,648	0	N/A

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
3	$213,075,146	18	$1,837,243,148	0	N/A

Potential Conflicts of Interests

Real, potential or apparent conflicts of interest may arise should Mr. Ahern have day-to-day portfolio management responsibilities with respect to more than one fund.  Mr. Ahern may manage other accounts with investment strategies similar to the Registrant, including other investment companies, pooled investment vehicles and separately managed accounts.  Fees earned by the Investment Adviser may vary among these accounts and Mr. Ahern may personally invest in these accounts.  These factors could create conflicts of interest because Mr. Ahern may have incentives to favor certain accounts over others that could result in other accounts outperforming the Registrant.  However, the Investment Adviser believes that these risks are mitigated in the case of the Registrant since its investment program has been largely completed, subject only to follow-on investments which may be made to certain existing Portfolio Companies and Portfolio Funds.

(a)(3) Compensation Structure of Portfolio Manager(s) or Management Team Members - As of October 31, 2012:

Mr. Ahern’s compensation package consists of a combination of  base salary, annual incentive performance bonus and equity awards.  There is no direct link between Mr. Ahern’s compensation and the Registrant’s investment performance.

In determining the base salaries, Bank of America intends to be competitive in the marketplace and ensure salaries are commensurate with each member's experience and ultimate responsibilities within each member's respective business unit. Bank of America regularly evaluates base salary levels with external industry studies and analysis of industry trends.

Mr. Ahern’s annual bonus and equity awards are discretionary awards distributed after measuring each member’s contributions against quantitative and qualitative goals relative to their individual business responsibilities.  Quantitative goals are relative to the individual’s business unit, and are not directly related to the performance of the Registrant or any other portfolio relative to any benchmark, or to the size of the Registrant.  An example of a quantitative measure is associate turnover ratio.  Qualitative measures may include staff management and development, process management (ex:  adherence to internal and external policies), business management and strategic business input to the business platform.

(a)(4) Disclosure of Securities Ownership.

As of October 31, 2012, Mr. Ahern does not own any interest in the registrant.

(b) Not applicable.

Item 9. Purchase of Equity Securities By Close-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which members may recommend nominees to the Registrant's board of managers that would require disclosure.

Item 11. Controls and Procedures.

(a) The Registrant’s Chief Executive and Chief Financial Officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Excelsior Venture Partners III, LLC

By (Signature and Title)*	/s/ James D. Bowden
James D. Bowden, President and Chief Executive Officer

Date January 10, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James D. Bowden
James D. Bowden, President and Chief Executive Officer

Date January 10, 2013

By (Signature and Title)*	/s/ Steven L. Suss
Steven L. Suss, Treasurer and Chief Financial Officer

Date January 10, 2013

* Print the name and title of each signing officer under his or her signature.